Basis of Preparation of the Financial Statements (Schedule of Consolidated Statements of Financial Position) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets to which overlay approach is applied [line items]
Current tax assets, net		₪ 11	₪ 4
Retained earnings		₪ 1,339	1,436
According to IFRS 9 [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts	[1]		2,163
Debentures, including current maturities	[2]		(2,934)
Deferred tax liabilities			(121)
Retained earnings			(1,400)
According to the previous policy [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts	[1]		2,175
Debentures, including current maturities	[2]		(2,900)
Deferred tax liabilities			(131)
Retained earnings			(1,436)
Effect of the standard [Member]
Disclosure of financial assets to which overlay approach is applied [line items]
Trade and other receivables (including long-term amounts	[1]		(12)
Debentures, including current maturities	[2]		(34)
Deferred tax liabilities			10
Retained earnings			₪ 36

[1]	The standard includes a new "expected credit loss" model, which following its application, the amount of the provision for impairment of all the financial assets decreased by an amount of NIS 12 million as at January 1, 2018.
[2]	According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a Series of debentures whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the liability decreased by the amount of NIS 34 million.